13. Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	R$ 11,084,530	R$ 10,667,348
Additions	128,758	457,812
Disposals	(51,176)	(40,630)
Transfers	(323,624)	0
Cost of property, plant and equipment, gross	10,838,488	11,084,530
Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	29,259,831	26,926,649
Additions	2,308,979	2,541,818
Disposals	(78,280)	(208,636)
Transfers	(323,625)	0
Cost of property, plant and equipment, gross	31,166,905	29,259,831
Accumulated depreciation and amortisation [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(18,175,301)	(16,259,301)
Additions	(2,180,221)	(2,084,006)
Disposals	27,104	168,006
Transfers	1	0
Cost of property, plant and equipment, gross	(20,328,417)	(18,175,301)
Communication And Network Equipment [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	5,263,046	5,511,060
Additions	(1,389,133)	(1,366,859)
Disposals	(43,629)	(6,594)
Transfers	1,563,553	1,125,439
Cost of property, plant and equipment, gross	5,393,837	5,263,046
Communication And Network Equipment [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	17,232,254	16,164,178
Additions	28,694	0
Disposals	(57,683)	(57,363)
Transfers	1,563,575	1,125,439
Cost of property, plant and equipment, gross	18,766,840	17,232,254
Communication And Network Equipment [Member] | Accumulated depreciation and amortisation [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(11,969,208)	(10,653,118)
Additions	(1,417,827)	(1,366,859)
Disposals	14,054	50,769
Transfers	(22)	0
Cost of property, plant and equipment, gross	(13,373,003)	(11,969,208)
Fiber Optic Cables [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	357,795	363,872
Additions	(47,987)	(42,589)
Disposals	0	(16)
Transfers	83,464	36,528
Cost of property, plant and equipment, gross	393,272	357,795
Fiber Optic Cables [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	600,504	563,995
Additions	3	0
Disposals	0	(19)
Transfers	83,464	36,528
Cost of property, plant and equipment, gross	683,971	600,504
Fiber Optic Cables [Member] | Accumulated depreciation and amortisation [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(242,709)	(200,123)
Additions	(47,990)	(42,589)
Disposals	0	3
Transfers	0	0
Cost of property, plant and equipment, gross	(290,699)	(242,709)
Free Leased Handsets [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	166,106	168,139
Additions	(114,370)	(136,255)
Disposals	(6,922)	(11,115)
Transfers	120,798	145,337
Cost of property, plant and equipment, gross	165,612	166,106
Free Leased Handsets [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	2,071,334	1,952,079
Additions	0	7
Disposals	(10,502)	(26,089)
Transfers	120,798	145,337
Cost of property, plant and equipment, gross	2,181,630	2,071,334
Free Leased Handsets [Member] | Accumulated depreciation and amortisation [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(1,905,228)	(1,783,940)
Additions	(114,370)	(136,262)
Disposals	3,580	14,974
Transfers	0	0
Cost of property, plant and equipment, gross	(2,016,018)	(1,905,228)
Network Infrastructure [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	3,044,111	3,049,051
Additions	(482,225)	(308,257)
Disposals	(5,984)	(51,625)
Transfers	399,060	354,942
Cost of property, plant and equipment, gross	2,954,962	3,044,111
Network Infrastructure [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	5,269,043	4,933,743
Additions	238	107,828
Disposals	(15,195)	(127,470)
Transfers	398,754	354,942
Cost of property, plant and equipment, gross	5,652,840	5,269,043
Network Infrastructure [Member] | Accumulated depreciation and amortisation [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(2,224,932)	(1,884,692)
Additions	(482,463)	(416,085)
Disposals	9,211	75,845
Transfers	306	0
Cost of property, plant and equipment, gross	(2,697,878)	(2,224,932)
Informatics Assets [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	177,951	204,643
Additions	(75,967)	(81,267)
Disposals	0	(41)
Transfers	64,647	54,616
Cost of property, plant and equipment, gross	166,631	177,951
Informatics Assets [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	1,550,614	1,501,480
Additions	113	0
Disposals	(1)	(5,482)
Transfers	64,599	54,616
Cost of property, plant and equipment, gross	1,615,325	1,550,614
Informatics Assets [Member] | Accumulated depreciation and amortisation [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(1,372,663)	(1,296,837)
Additions	(76,080)	(81,267)
Disposals	1	5,441
Transfers	48	0
Cost of property, plant and equipment, gross	(1,448,694)	(1,372,663)
General Use Assets [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	215,121	209,989
Additions	(41,473)	(40,944)
Disposals	0	(3,189)
Transfers	63,666	49,265
Cost of property, plant and equipment, gross	237,314	215,121
General Use Assets [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	675,682	650,580
Additions	18	0
Disposals	(258)	(24,163)
Transfers	63,997	49,265
Cost of property, plant and equipment, gross	739,439	675,682
General Use Assets [Member] | Accumulated depreciation and amortisation [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	(460,561)	(440,591)
Additions	(41,491)	(40,944)
Disposals	258	20,974
Transfers	(331)	0
Cost of property, plant and equipment, gross	(502,125)	(460,561)
Land [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	40,794	40,794
Additions	0	0
Disposals	0	0
Transfers	0	0
Cost of property, plant and equipment, gross	40,794	40,794
Land [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	40,794	40,794
Additions	0	0
Disposals	0	0
Transfers	0	0
Cost of property, plant and equipment, gross	40,794	40,794
Construction In Progress [Member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	1,819,606	1,119,800
Additions	2,279,913	2,433,983
Disposals	5,359	31,950
Transfers	(2,618,812)	(1,766,127)
Cost of property, plant and equipment, gross	1,486,066	1,819,606
Construction In Progress [Member] | Gross carrying amount [member]
PropertyPlantEquipmentLineItems [Line Items]
Cost of property, plant and equipment, gross	1,819,606	1,119,800
Additions	2,279,913	2,433,983
Disposals	5,359	31,950
Transfers	(2,618,812)	(1,766,127)
Cost of property, plant and equipment, gross	R$ 1,486,066	R$ 1,819,606